INCOME TAX	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
INCOME TAX
37	INCOME TAX

In December 2004, Grindrod Shipping Pte. Ltd. was granted incentives under the Approved International Shipping Enterprise Incentive (“AIS”) Scheme, with effect from 10 June 2004. The incentives to the company were extended in October 2014, with effect from 10 June 2014. As such, the shipping profits of Grindrod Shipping Pte. Ltd. are exempted from income tax under Section 13F of the Singapore Income Tax Act.  The shipping profits of the subsidiaries incorporated in Singapore are exempted from income tax under Section 13A of the Singapore Income Tax Act.

The tax rate used for the 2020, 2019 and 2018 reconciliations below is the corporate tax rate of 17% payable by corporate entities in Singapore on taxable profits under tax law in that jurisdiction. The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2019 and 2018: 28%).

	2020	2019	2018
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	312	569	467
Capital gains taxation	-	-	1,797
Withholdings tax	(7)	-	-
In respect of prior years	328	8	(364)
	633	577	1,900
Deferred tax
In respect of the current year	90	108	(505)
In respect of prior years	-	-	(6)
	90	108	(511)

	723	685	1,389

The total charge for the year can be reconciled to the accounting loss as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000

Loss before tax	(40,377)	(42,802)	(19,251)

Income tax benefit calculated at corporate rate	(6,864)	(7,264)	(3,273)
Adjusted for:
Effect of income that is exempted from tax	(5,633)	-	1,619
Effect of expenses that are not deductible in determining taxable profit	12,938	13,469	2,057
Effect of different tax rates of subsidiaries operating in other jurisdictions	(17)	(1,118)	(107)
Effect of income not taxable in determining taxable profit	-	(4,409)	-
Effect of tax losses disallowed to be brought forward	4	-	1,494
Under (over) provision of tax in prior year	302	7	(128)
Withholding tax	(7)	-	-
Effect of different tax rate applied for capital gains	-	-	(273)
	723	685	1,389